Other operating income (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Other operating income
Summary of analysis of the Group's other operating income

	6 months ended	6 months ended
	June 30,	June 30,
	2021	2020
	£ 000	£ 000
Government grants	8,999	—
R&D tax credit	687	—
	9,686	—

	2020	2019
	£ 000	£ 000
Government grants	1,989	—
R&D tax credit	328	399
	2,317	399